Prospectus Supplement
JOHN HANCOCK BOND TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
JOHN HANCOCK CAPITAL SERIES
JOHN HANCOCK CURRENT INTEREST
JOHN HANCOCK FUNDS II
JOHN HANCOCK FUNDS III
JOHN HANCOCK INVESTMENT TRUST
JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK STRATEGIC SERIES
Supplement dated November 15, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective November 18, 2024, the “Express delivery” mailing address for John Hancock Signature Services, Inc. will change to the following:
John Hancock Signature Services, Inc.
801 Pennsylvania Ave, Suite 219909
Kansas City, MO 64105-1307
Accordingly, all references to 430 W 7th Street, Suite 219909 Kansas City, MO 64105-1407 in the Prospectus will be replaced with the new address.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
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The Manufacturers Life Insurance Company and are used by its affiliates under license.